CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustment	¥ 0	¥ 0	¥ 0